Related Party Transactions (Details)	6 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Raw materials purchased from related party	$ 3,660,841	$ 5,788,838
Di Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capital	$ 314,001		¥ 2,000,000
Huizhi Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capital		$ 1,068,278		¥ 7,000,000
Annual interest rate		8.00%		8.00%
Juelin Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capital		$ 991,973		¥ 6,500,000
Annual interest rate		8.00%		8.00%
Bing Zhang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capital		$ 1,831,334		¥ 12,000,000
Annual interest rate		8.00%		8.00%